OPERATING SEGMENT - Provision recognized in current year (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total consolidated	Rp (474)	Rp (2,344)	Rp (1,712)
Operating Segments
Disclosure of operating segments [line items]
Total segment provision	(425)	(2,259)	(2,293)
Provision recognized from other non-operating segments	(3)	(6)	(11)
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Adjustment and elimination	Rp (46)	(97)	21
IFRS reconciliation		Rp 18	Rp 571